LONG-TERM BORROWINGS DUE TO RELATED PARTY - Due to related party (Details) - Related Party	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)
Long-term borrowing from a founder, monthly payments of 126,135 inclusive of interest at 8.90%, ten years loan, due in November 2027.	¥ 7,406,617	$ 1,146,916	¥ 8,226,599
Less: current portion	(920,066)	(142,472)	(847,346)
Total long-term borrowings due to related party	¥ 6,486,551	$ 1,004,444	¥ 7,379,253